As filed with the Securities and Exchange Commission on September 8, 2011
Registration No. 333-168059

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐	Post-Effective Amendment No. 1 ☑
(Check appropriate box or boxes)
Pacific Select Fund
(Exact Name of Registrant as Specified in Charter)
700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices)     (Zip Code)
Registrant’s Telephone Number, including Area Code: (949) 219-6767
Robin S. Yonis
Vice President and General Counsel of
Pacific Select Fund
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)
Copies to:
Anthony H. Zacharski
Dechert LLP
70 State House Square
Hartford, CT 06103-3702
Registrant has registered an indefinite number of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is required at this time.

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
     ☑ immediately upon filing pursuant to paragraph (b)
     ☐ on                      pursuant to paragraph (b)
     ☐ 60 days after filing pursuant to paragraph (a)(1)
     ☐ on (date) pursuant to paragraph (a)(1)
     ☐ 75 days after filing pursuant to paragraph (a)(2)
     ☐ on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
     ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 1 to the Registration Statement of Pacific Select Fund (the “Fund”) on Form N-14 (File No. 333-168059) (the “Registration Statement”) consists of the following: (1) Facing Page of this Registration Statement; and (2) Part C of this Registration Statement (including signature page).
This Post-Effective Amendment No. 1 hereby incorporates Part A and Part B from the Fund’s filing of the definitive combined proxy statement/prospectus and statement of additional information as filed on August 19, 2010 and portions of Part C from the Fund’s Registration Statement filing as filed on July 9, 2010 (File No. 333-168059). This Post-Effective Amendment is being filed for the sole purpose of adding the final tax opinion as an Exhibit to Part C of the Registration Statement.

PART C:
OTHER INFORMATION
Item 15. Indemnification
Incorporated by reference to Item 15 of the Fund’s Registration Statement on Form N-14, filed July 9, 2010 (File No. 333-168059)
Item 16. Exhibits
All exhibits are incorporated by reference to Item 16 of the Fund’s Registration Statement on Form N-14, filed July 9, 2010 (File No. 333-168059), except for the exhibit noted below:

Exhibit Number	Description
(12)	Opinion and Consent of Counsel Supporting Tax Matters — Tax Opinion of Dechert LLP, filed herewith
Item 17. Undertakings
     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness under Rule 485(b) of the Securities Act of 1933 of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (“PEA No. 1”), and has duly caused this PEA No. 1 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on this 8th day of September, 2011.

PACIFIC SELECT FUND
By:	/s/ Laurene E. MacElwee
Laurene E. MacElwee
Assistant Vice President and Assistant Secretary

SIGNATURES
     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

James T. Morris*	Chairman of the Board and Trustee	September 8, 2011

Mary Ann Brown*	Chief Executive Officer	September 8, 2011

Brian D. Klemens*	Vice President and Treasurer (Principal Financial and Accounting Officer)	September 8, 2011

Gale K. Caruso*	Trustee	September 8, 2011

Lucie H. Moore*	Trustee	September 8, 2011

G. Thomas Willis*	Trustee	September 8, 2011

Frederick L. Blackmon*	Trustee	September 8, 2011

Nooruddin S. Veerjee*	Trustee	September 8, 2011

* By:	/s/ Laurene E. MacElwee	September 8, 2011

Laurene E. MacElwee

Pacific Select Fund
Power of Attorney
The undersigned Trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Jeffrey S. Puretz, Douglas P. Dick, Anthony Zacharski, Laurene E. MacElwee, Howard T. Hirakawa and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.
The undersigned Trustees and officers of the Fund hereby execute this Power of Attorney effective the 11th day of January, 2011.

NAME	TITLE

/s/ James T. Morris James T. Morris	Chairman and Trustee

/s/ Mary Ann Brown Mary Ann Brown	Chief Executive Officer

/s/ Brian D. Klemens Brian D. Klemens	Vice President and Treasurer

/s/ Frederick L. Blackmon Frederick L. Blackmon	Trustee

/s/ Lucie H. Moore Lucie H. Moore	Trustee

/s/ G. Thomas Willis G. Thomas Willis	Trustee

/s/ Nooruddin S. Veerjee Nooruddin S. Veerjee	Trustee

/s/ Gale K. Caruso Gale K. Caruso	Trustee

EXHIBIT INDEX

EXHIBIT	DESCRIPTION

Item 16(12)	Opinion and consent of legal counsel supporting tax matters — Tax opinion of Dechert LLP filed herewith